CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Dec. 31, 2024
CONDENSED CONSOLIDATED BALANCE SHEETS
Cash	$ 1,768,227	$ 3,456,082
Accounts receivable	3,630,790	1,823,232
Inventory	498,168	621,813
Prepaid expenses and other assets	130,229	198,185
Total current assets	6,027,414	6,099,312
Security deposits	6,615	6,615
Deferred offering costs	207,500	0
Property and equipment, net	2,279,802	2,350,688
Right of use asset - operating lease	271,078	305,142
Intellectual property, net	1,346,013	1,499,463
Total assets	10,138,422	10,261,220
Current liabilities
Accounts payable and accrued expenses (related party $50,471 and $37,500 at September 30, 2025 and December 31, 2024, respectively)	3,191,020	1,702,998
Current portion of operating lease liability	48,846	42,733
Customer credits	167,000	167,000
Accrued salaries	26,773	39,280
Profit Share Liability Related Party	7,620,525	6,853,858
Total current liabilities	11,054,164	8,805,869
Operating lease liability, net of current portion	225,925	263,490
Total liabilities	11,280,089	9,069,359
Stockholders' (deficit) equity
Preferred stock, $0.001 par value: 2,000,000 shares authorized, no shares issued	0	0
Common stock, $0.001 par value; 150,000,000 shares authorized 96,866,109 and 96,178,153 shares issued and outstanding as of September 30, 2025 and December 31, 2024 respectively.	19,373	19,236
Additional paid-in capital	74,025,320	73,925,861
Accumulated deficit	(75,186,360)	(72,753,236)
Total stockholders' (deficit) equity	(1,141,667)	1,191,861
Total liabilities and stockholders' (deficit) equity	$ 10,138,422	$ 10,261,220